Summary of Significant Accounting and Reporting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended
	Dec. 31, 2013 Acquired loans	Sep. 13, 2013 Covered loans Acquired loans	Dec. 31, 2013 Non-covered loans Acquired loans without credit impairment	Dec. 31, 2013 Non-covered loans Acquired loans	Dec. 31, 2013 Plains Capital	Dec. 31, 2013 Bank	Sep. 13, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Covered loans	Sep. 13, 2013 Bank FNB Non-covered loans	Dec. 31, 2013 Plains Capital Equity, LLC	Dec. 31, 2013 PrimeLending	Dec. 31, 2013 PCB-ARC, Inc.	Dec. 31, 2013 FSC	Dec. 31, 2013 PlainsCapital Securities, LLC	Dec. 31, 2013 PlainsCapital Insurance Services, LLC	Dec. 31, 2013 NLC	Dec. 31, 2013 PrimeLending Ventures Management, LLC	Dec. 31, 2013 Trusts
Basis of Presentation
Fair value of assets acquired							$ 2,238,212
Loans							1,200,000	1,116,583	42,884
Securities							286,214
Other real estate owned								135,187
Assumed liabilities							(2,225,627)
Ownership percentage of subsidiary owned by the reporting entity					100.00%											100.00%
Ownership percentage of subsidiary owned by subsidiary of the reporting entity						100.00%				100.00%	100.00%	100.00%	100.00%	100.00%	51.00%		100.00%	100.00%
Additional allowance recorded when allowance is less than remaining fair value of discount			0
Carryover of the allowance for loan losses recorded	$ 0	$ 0		$ 0			$ 0